STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	Mar. 19, 2025	Mar. 13, 2024
Class of Stock [Line Items]
Preferred stock shares, authorized		100,000,000
Preferred stock shares, authorized		15,000,000
Preferred stock shares, par value		$ 0.0001
Common stock shares, authorized	110,000,000
Common stock shares, issued	27,000,000	27,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares, authorized	85,000,000	85,000,000
Common stock shares, par value	$ 0.0001	$ 0.0001
Common stock shares, issued	9,450,000
Common stock shares, outstanding	9,450,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares, authorized	25,000,000
Common stock shares, par value	$ 0.0001
Common stock shares, issued	17,550,000
Common stock shares, outstanding	17,550,000